Subsequent Events (Details)					12 Months Ended
	Nov. 21, 2023 $ / shares shares	Nov. 02, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Oct. 11, 2022 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)
Subsequent Events [Line Items]
Listing expenses			$ 6.4	$ 173,188	$ 9,427,187	$ 1,203,859	$ 3,716,233	$ 2,382,351
Over-Allotment Option [Member]
Subsequent Events [Line Items]
Price per share	$ 4
Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued | shares		1,750,000
Price per share		$ 4
Total proceeds | $		$ 7,000,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Events [Line Items]
Number of shares issued | shares	262,500
Price per share	$ 4